Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Income Statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		$ 240,208	$ 183,008	$ 222,894
Earnings from joint ventures – after interest and tax		1,177	966	(28)
Earnings from associates – after interest and tax		1,330	994	1,839
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		657	506	611
Gains on sale of businesses and fixed assets		1,210	1,132	666
Total revenues and other income		244,582	186,606	225,982
Purchases		179,716	132,219	164,790
Production and manufacturing expenses	[1]	24,229	29,077	37,040
Production and similar taxes		1,775	683	1,036
Depreciation, depletion and amortization		15,584	14,505	15,219
Impairment and losses on sale of businesses and fixed assets		1,216	(1,664)	1,909
Exploration expense		2,080	1,721	2,353
Distribution and administration expenses		10,508	10,495	11,553
Profit (loss) before interest and taxation		9,474	(430)	(7,918)
Finance costs	[1]	2,074	1,675	1,347
Net finance expense relating to pensions and other post-retirement benefits		220	190	306
Profit (loss) before taxation		7,180	(2,295)	(9,571)
Taxation	[1]	3,712	(2,467)	(3,171)
Profit (loss) for the year	[2],[3]	3,468	172	(6,400)
Attributable to
BP shareholders		3,389	115	(6,482)
Non-controlling interests		79	57	82
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		3,264	2,740	3,438
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		11	94	29
Gains on sale of businesses and fixed assets		71	0	0
Total revenues and other income		3,346	2,834	3,467
Purchases		1,010	888	1,432
Production and manufacturing expenses		1,156	1,171	1,360
Production and similar taxes		(18)	102	140
Depreciation, depletion and amortization		735	673	569
Impairment and losses on sale of businesses and fixed assets		0	(147)	176
Exploration expense		0	0	0
Distribution and administration expenses		19	0	56
Profit (loss) before interest and taxation		444	147	(266)
Finance costs		6	103	35
Net finance expense relating to pensions and other post-retirement benefits		0	0	0
Profit (loss) before taxation		438	44	(301)
Taxation		(392)	(41)	(129)
Profit (loss) for the year		830	85	(172)
Attributable to
BP shareholders		830	85	(172)
Non-controlling interests		0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		0	0	0
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		4,436	862	(5,404)
Interest and other income		369	343	185
Gains on sale of businesses and fixed assets		9	0	31
Total revenues and other income		4,814	1,205	(5,188)
Purchases		0	0	0
Production and manufacturing expenses		0	0	0
Production and similar taxes		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairment and losses on sale of businesses and fixed assets		0	0	0
Exploration expense		0	0	0
Distribution and administration expenses		616	808	1,125
Profit (loss) before interest and taxation		4,198	397	(6,313)
Finance costs		826	311	36
Net finance expense relating to pensions and other post-retirement benefits		(15)	(82)	20
Profit (loss) before taxation		3,387	168	(6,369)
Taxation		(11)	53	82
Profit (loss) for the year		3,398	115	(6,451)
Attributable to
BP shareholders		3,398	115	(6,451)
Non-controlling interests		0	0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		240,177	182,999	222,881
Earnings from joint ventures – after interest and tax		1,177	966	(28)
Earnings from associates – after interest and tax		1,330	994	1,839
Equity-accounted income of subsidiaries - after interest and tax		0	0	0
Interest and other income		1,470	899	671
Gains on sale of businesses and fixed assets		1,139	1,132	666
Total revenues and other income		245,293	186,990	226,029
Purchases		181,939	134,062	166,783
Production and manufacturing expenses		23,073	27,906	35,680
Production and similar taxes		1,793	581	896
Depreciation, depletion and amortization		14,849	13,832	14,650
Impairment and losses on sale of businesses and fixed assets		1,216	(1,517)	1,733
Exploration expense		2,080	1,721	2,353
Distribution and administration expenses		10,022	9,797	10,449
Profit (loss) before interest and taxation		10,321	608	(6,515)
Finance costs		2,286	1,981	1,473
Net finance expense relating to pensions and other post-retirement benefits		235	272	286
Profit (loss) before taxation		7,800	(1,645)	(8,274)
Taxation		4,115	(2,479)	(3,124)
Profit (loss) for the year		3,685	834	(5,150)
Attributable to
BP shareholders		3,606	777	(5,232)
Non-controlling interests		79	57	82
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		(3,233)	(2,731)	(3,425)
Earnings from joint ventures – after interest and tax		0	0	0
Earnings from associates – after interest and tax		0	0	0
Equity-accounted income of subsidiaries - after interest and tax		(4,436)	(862)	5,404
Interest and other income		(1,193)	(830)	(274)
Gains on sale of businesses and fixed assets		(9)	0	(31)
Total revenues and other income		(8,871)	(4,423)	1,674
Purchases		(3,233)	(2,731)	(3,425)
Production and manufacturing expenses		0	0	0
Production and similar taxes		0	0	0
Depreciation, depletion and amortization		0	0	0
Impairment and losses on sale of businesses and fixed assets		0	0	0
Exploration expense		0	0	0
Distribution and administration expenses		(149)	(110)	(77)
Profit (loss) before interest and taxation		(5,489)	(1,582)	5,176
Finance costs		(1,044)	(720)	(197)
Net finance expense relating to pensions and other post-retirement benefits		0	0	0
Profit (loss) before taxation		(4,445)	(862)	5,373
Taxation		0	0	0
Profit (loss) for the year		(4,445)	(862)	5,373
Attributable to
BP shareholders		(4,445)	(862)	5,373
Non-controlling interests		$ 0	$ 0	$ 0

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 30 for further information.
[3]	See Note 30 for further information.